UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22553
Investment Company Act file number:

Miller/Howard High Income Equity Fund
 (Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Annemarie Gilly
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant’s telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	January 31, 2017
	Shares	Fair Value
Common Stock - 74.4%
Business Credit Institutions - 7.2%
Ares Capital Corporation(1)	343,373	$5,803,004
Golub Capital BDC, Inc.(1)	131,803	2,462,080
Hercules Capital, Inc.	308,552	4,359,840
		12,624,924

Crude Petroleum & Natrual Gas - 4.6%
Royal Dutch Shell plc ADR(1)(2)	141,759	8,146,890

Electric Services - 8.6%
CenterPoint Energy, Inc.	104,629	2,742,326
Covanta Holding Corporation(1)	389,604	6,272,624
Pattern Energy Group Inc.(1)	309,451	6,108,563
		15,123,513
Family Clothing Stores - 1.9%
The Buckle, Inc.	160,437	3,393,243

Investing - 9.1%
Federated Investors Inc.	226,189	5,883,176
Main Street Capital Corporation(1)	131,648	4,659,023
The Blackstone Group L.P.(1)	180,097	5,516,371
		16,058,570

National Commercial Banks - 4.7%
PacWest Bancorp(2)	151,023	8,366,674

Natural Gas Transmission - 2.9%
Brookfield Infrastructure Partners L.P. (Bermuda)(1)	144,010	5,033,167

Petroleum & Petroleum Products - 3.6%
Macquarie Infrastructure Corporation(1)	85,099	6,381,574

Petroleum Refining - 3.4%
Total S.A. ADR(1)	119,873	6,060,779

Pharmaceutical Preparations - 2.5%
GlaxoSmithKline plc ADR(2)	109,529	4,305,585

Pipelines (No Natural Gas) - 2.7%
Plains GP Holdings, L.P.	148,645	4,823,530

Plastics Products - 2.4%
Tupperware Brands Corporation	69,700	4,207,092

Radiotelephone Communications - 2.9%
Vodafone Group plc ADR	206,925	5,152,433

Security & Commodity Broker, Dealers, Exchanges, & Services - 3.6%
CME Group Inc.	52,817	6,395,082

Telephone Communications (No Radiotelephone) - 11.4%
AT&T Inc.(1)	110,572	4,661,716
BCE Inc. (Canada)(1)	126,809	5,721,622
BT Group plc ADR(1)(2)	407,370	7,886,683
Verizon Communications Inc.(1)	37,632	1,844,344
		20,114,365

Women’s Clothing Stores - 2.9%
L Brands, Inc.	85,769	5,164,151

Total Common Stock (Cost $138,371,252)		131,351,572

Master Limited Partnerships - 18.3%
Crude Petroleum & Natrual Gas - 3.7%
Genesis Energy, L.P.	181,512	6,583,440

Liquefied Petroleum Gas Dealers - 4.8%
AmeriGas Partners, L.P.(1)	169,846	8,358,122

Natural Gas Transmission - 9.8%
Energy Transfer Partners L.P.(1)	212,269	8,098,062
MPLX LP	64,648	2,446,927
Williams Partners L.P.(1)	163,793	6,722,065
		17,267,054

Total Master Limited Partnerships (Cost $31,126,823)		32,208,616

Real Estate Investment Trusts (REITs) - 27.1%
Camden Property Trust	71,397	5,966,647
DuPont Fabros Technology, Inc.(1)	138,459	6,574,033
Four Corners Property Trust Inc(2)	222,899	4,861,427
The Geo Group, Inc.(1)	297,645	12,358,221
Highwoods Properties, Inc.	84,265	4,332,064
Lamar Advertising Company	32,068	2,421,775
LaSalle Hotel Properties	213,016	6,426,693
Omega Healthcare Investors, Inc.	153,696	4,929,031
Total REITs (Cost $43,011,191)		47,869,891

Short-Term Investment - 3.0%
Investment Company - 3.0%
Morgan Stanley Liquid Treasury - 0.41%(3) (Cost $5,272,804)	5,272,804	5,272,804

Total Investments - 122.8% (217,782,070)		216,702,883
Total Value of Options Written (Premiums received $795,335) - (0.3%)		(547,176)
Other Assets and Liabilities - (22.5%)		(39,659,350)
Total Net Assets Applicable to Common Stockholders - 100.0%		$176,496,357

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt.
(1)	All or a portion of this security has been pledged as collateral in connection with the Fund’s committed facility agreement.
As of January 31, 2017, the total value of securities pledged as collateral for the committed facility agreement was $93,690,088.
(2)	All or a portion of the security represents collateral for outstanding call or put option contracts written.
(3)	Rate indicated is the current yield as of January 31, 2017.

Miller/Howard High Income Equity Fund
SCHEDULE OF OPTIONS WRITTEN
January 31, 2017

Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Call Options
The Blackstone Group L.P.	February 2017	30.00	1,100	(69,300)
The Blackstone Group L.P.	February 2017	31.00	700	(22,400)
DuPont Fabros Technology, Inc.	February 2017	50.00	10	(200)
DuPont Fabros Technology, Inc.	March 2017	50.00	10	(825)
Lamar Advertising Company	February 2017	75.00	320	(46,400)
PacWest Bancorp	February 2017	55.00	750	(97,500)
The Buckle, Inc.	February 2017	21.75	1,604	(40,100)
Tupperware Brands Corporation	February 2017	65.00	697	(62,730)
Verizon Communications Inc.	February 2017	53.00	376	(376)

Put Options
CenturyLink, Inc.	February 2017	24.00	1,100	(17,600)
CenturyLink, Inc.	February 2017	25.00	1,050	(42,000)
Enable Midstream Partners, LP	February 2017	15.00	52	(520)
PPL Corporation	February 2017	33.00	1,300	(16,250)
Tupperware Brands Corporation	February 2017	55.00	400	(28,000)
Williams Companies Inc.	February 2017	28.00	1,550	(88,350)
Williams Partners L.P.	March 2017	32.50	650	(14,625)

				(547,176)

Total Value of Options Written (Premiums received $795,335)				$(547,176)

Disclosure (using current book numbers):

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

Cost of investments	$217,782,070
Gross unrealized appreciation	15,143,476
Gross unrealized depreciation	(16,222,663)
Net unrealized depreciation	$(1,079,187)

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of January 31, 2017, the Fund’s assets and liabilities carried at fair value were classified as follows:
Description	Fair Value at January 31, 2017	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$131,351,572	$131,351,572	$-	$-
Master Limited Partnerships(a)	32,208,616	32,208,616	-	-
Real Estate Investment Trusts(a)	47,869,891	47,869,891
Total Equity Securities	211,430,079	211,430,079	-	-
Other Securities:
Short-Term Investment(b)	5,272,804	5,272,804	-	-
Total Assets	$216,702,833	$216,702,883	$-	$-
Liabilities
Written Options	$547,176	$370,480	$176,696	$-
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at January 31, 2017.

The Fund did not hold any Level 3 securities during the period from November 1, 2016 to January 31, 2017.  The Fund utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from November 1, 2016 to January 31, 2017.

Derivative Financial Instruments
The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally sells (“writes”) put options on securities already held in its portfolio or securities that are candidates for inclusion in the portfolio.  The strategy is designed to provide the Fund with the ability to acquire securities that the Adviser is interested in at attractive valuations while generating realized gains as a means to enhance distributions.

The Fund occasionally sells (“writes”) call options on securities already held in its portfolio.  The strategy is designed to generate realized gains from premiums as a means to enhance distributions.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities.  The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation (depreciation).  Premiums received from written options that expire are treated as realized gains.  The Fund records a realized gain (loss) on written options based on whether the cost of the closing transaction exceeds the premium received.  If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss.  If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss.  Written covered call options limit the upside potential of a security above the strike price.  Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price.

The Fund has adopted the disclosure provision of FASB ASC 815, Derivatives and Hedging.  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative’s fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815.

Transactions in written options contracts for the period from November 1, 2016 through January 31, 2017, are as follows:

	Contracts	Premium
Options outstanding at November 1, 2016	1,432	$112,602
Options written	31,032	2,117,097
Options closed	(450)	(90,331)
Options exercised	(6,926)	(584,538)
Options expired	(13,419)	(759,495)
Options outstanding at January 31, 2017	11,669	$795,335

The average monthly fair value of written options during the period from November 1, 2016 to January 31, 2017 was $326,198.

The following tables present the types and fair value of derivatives at January 31, 2017 by reference to the location of such accounts in the Annual Report of the Fund:

	Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Written equity options	Options written, at fair value	$547,176

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gains on Derivatives	Net Realized Gain on Derivatives	Net Unrealized Appreciation of Derivatives
Written equity options	Options	$759,495	$248,159

Item 2. Controls and Procedures.
(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Miller/Howard High Income Equity Fund

By (Signature and Title)      /s/ Lowell G. Miller
Lowell G. Miller, President and Chief Executive Officer

Date  March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Lowell G. Miller
Lowell G. Miller, President and Chief Executive Officer

Date  March 23, 2017

By (Signature and Title)      /s/ Paul Brook
Paul Brook, Chief Financial Officer

Date  March 23, 2017